PENDING ACQUISITION	12 Months Ended
Dec. 31, 2014
PENDING ACQUISITION
PENDING ACQUISITION

NOTE 23 — Pending Acquisition

On January 21, 2015, Kentucky Bancshares, Inc., the parent company of Kentucky Bank, and Madison Financial Corporation, the parent company of Madison Bank, jointly announced that they entered into an agreement and plan of share exchange in which Kentucky Bancshares will acquire Madison in a common-for-common share exchange transaction.

Under the terms of the Agreement, Kentucky Bancshares will exchange for each issued and outstanding share of Madison common stock 1.1927 shares of Kentucky Bancshares common stock, subject to potential adjustments at closing.  Based on Kentucky Bancshares’ 20 trading day average common stock price of $27.25 per share, as of January 16, 2015, assuming no exchange ratio adjustments, the transaction is valued at approximately $7.2 million with a per share value of $32.50 for each share of Madison common stock.  The transaction is subject to Madison shareholder approval and customary regulatory approvals and is expected to close either in the second or third quarter of 2015.